Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	Cortina Funds, Inc.
Central Index Key	0001289519
Amendment Flag	false
Document Creation Date	Oct. 29, 2012
Document Effective Date	Oct. 29, 2012
Prospectus Date	Nov. 01, 2012